Summary of Common Stock Award Activity (Detail) - Common Stock Award - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	0	0
Number of Shares, Granted	97,188	11,977
Number of Shares, Vested	(97,188)	(11,977)
Numberof Shares, Forfeited	0	0
Number of Shares, Ending Balance	0	0
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0	$ 0
Weighted Average Grant Date Fair Value, Granted	5.27	11.53
Weighted Average Grant Date Fair Value, Vested	(5.27)	(11.53)
Weighted Average Grant Date Fair Value, Forfeited	0	0
Weighted Average Grant Date Fair Value, Ending Balance	$ 0	$ 0
Total Grant Date Fair Value, Beginning Balance	$ 0	$ 0
Total Grant Date Fair Value, Granted	511,886	138,055
Total Grant Date Fair Value, Vested	(511,886)	(138,055)
Total Grant Date Fair Value, Forfeited	0	0
Total Grant Date Fair Value, Ending Balance	$ 0	$ 0